Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 95,077	$ 15,042	$ (96,808)	$ 13,311
Balance (in Shares) at Dec. 31, 2022	32,628,044
Exercise of options		188	(165)		23
Exercise of options (in Shares)	224,463
Exercise of warrants		561	(232)		329
Exercise of warrants (in Shares)	1,258,420
Expiration of options		259	(259)
Repurchase of warrants related to the O.R.B. agreement		274	(640)		(366)
Share-based payments			975		975
At-the-market offering, net of issuance costs of $164		604			604
At-the-market offering, net of issuance costs of $164 (in Shares)	2,393,740
Private placement, net of issuance costs of $499 thousand		2,563	151		2,714
Private placement, net of issuance costs of $499 thousand (in Shares)	18,722,420
Classification of warrants issued under private placement to equity			1,116		1,116
Issuance of shares related to payment of earn-out consideration		1,050	(1,050)
Issuance of shares related to payment of earn-out consideration (in Shares)	4,454,545
Net profit (loss) for the year				(5,525)	(5,525)
Balance at Dec. 31, 2023		100,576	14,938	(102,333)	13,181
Balance (in Shares) at Dec. 31, 2023	59,681,632
Exercise of options and vesting of restricted share units		5,404	(2,204)		3,200
Exercise of options and vesting of restricted share units (in Shares)	3,426,777
Exercise of warrants		3,636	(1,383)		2,253
Exercise of warrants (in Shares)	6,035,860
Expiration of options		19	(19)
Expiration of warrants		2,257	(2,257)
Share-based payments			2,017		2,017
Net profit (loss) for the year				5,780	5,780
Other comprehensive income (loss) for the year			(80)		(80)
Balance at Dec. 31, 2024		111,892	11,012	(96,553)	26,351
Balance (in Shares) at Dec. 31, 2024	69,144,269
Exercise of options and vesting of restricted share units		1,635	(1,488)		147
Exercise of options and vesting of restricted share units (in Shares)	1,699,249
Long-term loan settled by issuance of ordinary shares		978			978
Long-term loan settled by issuance of ordinary shares (in Shares)	914,856
Expiration of options		9	(9)
Expiration of warrants		278	(278)
Share-based payments			3,445		3,445
Net profit (loss) for the year				963	963
Other comprehensive income (loss) for the year			206		206
Balance at Dec. 31, 2025		$ 114,792	$ 12,888	$ (95,590)	$ 32,090
Balance (in Shares) at Dec. 31, 2025	71,758,374